Related party transactions (Detail Textuals 2) - CAD ($) $ in Thousands		12 Months Ended
	Jun. 01, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Research and development expense		$ 2,754	$ 1,796	$ 3,299
GVI clinical development solutions Inc
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Accounts payable and accrued liabilities		15	61
GVI clinical development solutions Inc | Consulting agreement
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Research and development expense		254	315	202
CanAm Bioresearch Inc | Consulting agreement
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Research and development expense		4	9	$ 7
Genesys Venture Inc
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Accounts payable and accrued liabilities		11	48
ADF Family Holding Corp
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Accounts payable and accrued liabilities		23
10055098 Manitoba Ltd
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Accounts payable and accrued liabilities		$ 20
Termination of agreement within return notice	30 days
10055098 Manitoba Ltd | Top of range [member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Other fee and commission expense	$ 9
10055098 Manitoba Ltd | Bottom of range [member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Other fee and commission expense	$ 6